Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year		12,739
Options, Granted		2,710
Options, Exercised		(2,781)
Options, Forfeited		(90)
Options, Outstanding at December 31, 2016	[1]	12,578
Options, Exercisable at December 31, 2016		7,326
Weighted average exercise price, Outstanding at beginning of year		$ 57.69
Weighted average exercise price, Granted		80.74
Weighted average exercise price, Exercised		40.16
Weighted average exercise price, Forfeited		57.15
Weighted average exercise price, Outstanding at December 31, 2016		66.54
Weighted average exercise price, Exercisable at December 31, 2016		$ 60.27
Aggregate intrinsic value, Outstanding		$ 225,384	$ 305,810
Aggregate intrinsic value, Exercisable as of December 31, 2016		$ 177,235

[1]	As of December 31, 2016, approximately 12.5 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.